CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Deficit
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Common stock subject to possible redemption (in shares)	13,225,000	13,225,000
Common stock subject to possible redemption, price (in dollars per share)	$ 10.00	$ 10.00
Stockholders' Deficit
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Class B Common Stock [Member]
Stockholders' Deficit
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	3,306,250	3,306,250
Common stock, shares outstanding (in shares)	3,306,250	3,306,250